Taxation (Tables)	12 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the years ended June 30,
	2025	2024	2023
Current income tax expenses
PRC	$9,865	$13	$2,722
Hong Kong	-	-	-
Cayman and BVI	-	-	-
Total current income tax expense	9,865	13	2,722

Deferred income tax expenses (benefit)
PRC	1,395	5,991	(7,672)
Hong Kong	-	-	-
Cayman and BVI	-	-	-
Total deferred income tax expense (benefit)	1,395	5,991	(7,672)

Total income tax expense (benefit)	$11,260	$6,004	$(4,950)

Schedule of Reconciliation of Tax

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended June 30, 2025 2024 and 2023 applicable to the PRC operations to income tax expense were as follows:

	For the years ended June 30,
	2025	2024	2023
Statutory income tax rate	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(23.19)%	-	-
Tax effect of preferential tax treatments	(1.67)%	(7.74)%	(14.28)%
R&D credit	0.61%	12.52%	19.11%
Change in valuation allowance	(0.74)%	(28.27)%	(26.98)%
Permanent difference	(0.03)%	(2.00)%	(2.39)%
Tax adjustments *	(0.09)%	-	-
Effective income tax rate	(0.11)%	(0.49)%	0.46%

*	Tax adjustments represent an adjustment to prior years’ income tax filing due to improper official invoice used to deduct taxable income.

Schedule of Deferred Tax

The tax effects of temporary differences that give rise to the deferred tax balances as of June 30, 2025 and 2024 are as follows:

	As of June 30,
	2025	2024
Deferred tax assets:
Credit loss	$2,422	$1,384
Net operating losses carried forward	2,442,931	2,080,534
Subtotal	2,445,353	2,081,918
Less: valuation allowance	(2,445,353)	(2,080,534)
Total	$-	$1,384

Schedule of Valuation Allowance Movement

Valuation allowance movement is as follows:

	For the years ended June 30,
	2025	2024	2023
Beginning balance	2,080,534	2,922,233	2,715,479
Additions	364,819	-	206,754
Reversals	-	(841,699)	-
Ending balance	2,445,353	2,080,534	2,922,233